Financial Instruments and Financial Risk Management - Summary of Detailed Information about Carrying Values of Financial Assets and Liabilities Measured (Detail) - CAD ($)	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 16,898,162		$ 19,658,269		$ 15,002,578
Financial liabilities	85,088,411		62,104,815		59,689,267
Amortized cost at financial liabilities [member] | Bank indebtedness [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,679,631		3,460,109		976,779
Amortized cost at financial liabilities [member] | Trade payables and accrued liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,784,541	[1]	12,003,979	[1],[2]	12,693,256	[2]
Amortized cost at financial liabilities [member] | Loans and borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,985,807		13,215,601		13,152,300
Amortized cost at financial liabilities [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,678,618		1,045,472	[3]	3,945,076	[3]
Amortized cost at financial liabilities [member] | 2019 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	23,457,500		22,185,170	[4]	19,534,988	[4]
Amortized cost at financial liabilities [member] | 2021 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	75,491		69,034	[5]	0	[5]
Amortized cost at financial liabilities [member] | Business acquisition payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			1,398,972		2,439,529
Amortized cost at financial liabilities [member] | Other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			0		6,236,415
FVTPL at financial liabilities [member] | 2021 Debentures embedded derivative [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,600		41,506		0
FVTPL at financial liabilities [member] | Warrant liability - business acquisition [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			709,835		710,924
FVTPL at financial liabilities [member] | Warrant Liabilities Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,017,643		7,975,137		0
FVTPL at financial liabilities [member] | Business acquisition payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,399,580		1,398,972
Amortized cost at financial assets [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,405,948		4,588,057		1,110,889
Amortized cost at financial assets [member] | Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,783,456	[1]	14,329,781	[1],[2]	11,224,017	[2]
Amortized cost at financial assets [member] | Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 708,758		740,431		2,536,272
FVTPL at financial assets [member] | Derivative asset [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			$ 0		$ 131,400

[1]	Excludes amounts for indirect taxes, income taxes and contract assets, where applicable.
[2]	1 Excludes amounts for indirect taxes, income taxes and contract asset, where applicable. Note 27 describes credit risk associated with trade receivables including reconciliation of expected credit loss allowance.
[3]	2 Lease liabilities are not subject to classification in the fair value hierarchy.
[4]	3 2019 Debentures (Note 14(a)) and 2021 Debentures host liability (Note 14(b)).
[5]	3 2019 Debentures (Note 14(a)) and 2021 Debentures host liability (Note 14(b)).